Revenue and Other Income - Summary of timing of revenue recognition (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	$ 607,263,125	$ 580,006,276	$ 367,538,115
Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	376,324,880	455,955,912	288,591,129
Asset Management [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	230,938,245	124,050,364	78,946,986
Services transferred at a point in time
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	200,058,634	424,115,080	252,484,589
Services transferred at a point in time | Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	165,472,605	403,573,912	217,002,789
Services transferred at a point in time | Asset Management [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	34,586,029	20,541,168	35,481,800
Services transferred over time
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	407,204,491	155,891,196	115,053,526
Services transferred over time | Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	210,852,275	52,382,000	71,588,340
Services transferred over time | Asset Management [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	$ 196,352,216	$ 103,509,196	$ 43,465,186